GOING CONCERN (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2021	Aug. 27, 2021
Net loss	$ (22,659,480)	$ (8,088,980)	$ (10,728,295)	$ (5,653,973)
Working capital deficit	18,194,632		18,270,034
Cash and cash equivalents	$ 254,527		$ 575,986	$ 40,469
Equity Purchase Agreement [Member]
Value of Common stock to be issued under the agreement					$ 17,500,000	$ 17,500,000